Schedule of Accumulated Benefit Obligations in Excess of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 191	$ 160
Accumulated benefit obligation	176	147
Fair value of plan assets	$ 30	$ 20